Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating activities
Net loss for the year	$ (22,385,977)	$ (16,515,389)
Accretion	4,184,390	445,190
Amortization and depreciation	1,679,471	380,338
Impairment charge	1,537,822
Foreign exchange (gain) loss	1,740,960	20,904
Stock option expense	4,538,747	5,744,656
Interest income	(393,347)	(406,132)
Loss on write-off of sales tax recoverable		91,289
Gain on divestment of mineral properties	(10,091,565)	(1,624,049)
Gain on change in asset retirement obligation estimate	(221,185)	157,226
Gain on sale of uranium investment	(2,575,500)	(35,000)
Settlement of asset retirement obligation	(291,448)	(11,324)
Unrealized (gain) loss on marketable securities	(5,917,835)	(1,057,405)
Loss on investment in associates		586,900
Changes in non-cash working capital items:
Receivables	(10,145)	36,365
Prepaids and deposits	365,910	(752,293)
Raw materials	(9,077)
Deposit - uranium investment		(3,000,000)
Restricted cash	46,888,809	(50,049,202)
Accounts payable and accrued liabilities	1,204,310	(3,656,511)
Due to related parties	2,079,221	434,902
Net cash operating activities	22,323,561	(69,209,535)
Investing activities
Acquisition of intangible assets		(55,150)
Acquisition of property, plant, and equipment	(7,914,956)	(979,501)
Acquisition of Alta Mesa	(54,544,357)
Mineral property expenditures	(10,700,027)	(9,860,682)
Proceeds from divestment of mineral properties	3,836,240	48,480
Deferred acquisition costs		(6,009,303)
Interest income received	393,347	406,132
Investment in uranium	(16,572,500)
Proceeds received from sale of uranium investment	22,148,000	4,425,000
Net cash investing activities	(63,354,253)	(12,205,024)
Financing activities
Private placement proceeds	25,561,689	23,057,411
Share issue costs	(4,631,296)	(1,473,875)
Share subscriptions received		51,558,624
Proceeds from the At -the-Market (ATM) sales	49,444,256
Proceeds from exercise of warrants	14,969,074	2,452,227
Proceeds from exercise of stock options	557,465	1,177,093
Repayments on convertible note	(40,000,000)
Deferred financing costs		(1,717,268)
Lease payments	(177,432)	(104,815)
Net cash financing activities	45,723,756	74,949,397
Effect of foreign exchange on cash	288,348	(211,309)
Change in cash	4,981,412	(6,676,471)
Cash, beginning of year	2,512,012	9,188,483
Cash, end of year	$ 7,493,424	$ 2,512,012